Note 22 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Quarterly Financial Information [Text Block]
22.	SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2017	2017	2017	2017

Total interest and dividend income	$10,199	$10,902	$11,330	$11,564
Total interest expense	1,442	1,625	1,818	1,762

Net interest income	8,757	9,277	9,512	9,802
Provision for loan losses	165	170	280	430

Net interest income after provision for loan losses	8,592	9,107	9,232	9,372

Total noninterest income	1,511	989	1,441	918
Total noninterest expense	7,267	6,704	7,297	6,217

Income before income taxes	2,836	3,392	3,376	4,073
Income taxes	736	885	914	1,687

Net income	$2,100	$2,507	$2,462	$2,386

Per share data:
Net income
Basic	$0.78	$0.84	$0.77	$0.73
Diluted	0.78	0.83	0.76	0.73
Average shares outstanding:
Basic	2,679,816	3,000,451	3,212,335	3,215,300
Diluted	2,692,015	3,014,140	3,223,753	3,231,791

(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016

Total interest and dividend income	$7,348	$7,405	$7,420	$7,821
Total interest expense	1,025	1,066	1,026	1,073

Net interest income	6,323	6,339	6,394	6,748
Provision for loan losses	105	105	105	255

Net interest income after provision for loan losses	6,218	6,234	6,289	6,493

Total noninterest income	909	1,173	977	900
Total noninterest expense	5,338	4,915	5,662	4,957

Income before income taxes	1,789	2,492	1,604	2,436
Income taxes	302	566	261	776

Net income	$1,487	$1,926	$1,343	$1,660

Per share data:
Net income
Basic	$0.79	$0.94	$0.60	$0.71
Diluted	0.79	0.94	0.60	0.70
Average shares outstanding:
Basic	1,878,177	2,051,137	2,247,587	2,251,412
Diluted	1,886,943	2,059,411	2,256,230	2,264,712